UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	47.9%
AAA	3.5%
AA	2.1%
A	12.3%
BBB	27.7%
BB and Below	5.8%
Not Rated	1.6%
Short-Term Investments and Net Other Assets*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	47.9%
Asset-Backed Securities	3.8%
CMOs and Other Mortgage Related Securities	2.5%
Municipal Bonds	1.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments - 10.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.95% 7/15/26	$12,000,000	$12,976,330
3.6% 2/17/23	6,270,000	6,729,947
4.1% 2/15/28	1,423,000	1,630,883
4.3% 2/15/30	2,799,000	3,270,101
4.45% 4/1/24	480,000	537,753
4.5% 3/9/48	13,000,000	15,254,844
4.75% 5/15/46	15,700,000	18,592,005
Verizon Communications, Inc.:
3% 3/22/27	1,295,000	1,436,349
3.15% 3/22/30	6,416,000	7,252,187
4% 3/22/50	2,150,000	2,706,637
4.862% 8/21/46	7,441,000	10,115,297
5.012% 4/15/49	2,962,000	4,129,371
5.5% 3/16/47	7,027,000	10,403,888
		95,035,592
Entertainment - 0.6%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,526,331
5.95% 4/1/41	1,407,000	2,087,352
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	26,876,972
4.7% 3/23/50	7,268,000	9,477,745
		40,968,400
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,121,995
4.908% 7/23/25	3,860,000	4,426,384
5.375% 5/1/47	18,172,000	21,450,157
6.484% 10/23/45	2,744,000	3,645,794
Comcast Corp.:
3.4% 4/1/30	1,642,000	1,869,808
3.75% 4/1/40	576,000	677,526
3.9% 3/1/38	1,072,000	1,272,523
4.6% 8/15/45	2,841,000	3,650,902
4.65% 7/15/42	2,539,000	3,269,310
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,801,733
4.65% 5/15/50	9,399,000	10,658,932
Fox Corp.:
3.666% 1/25/22	721,000	754,707
4.03% 1/25/24	1,268,000	1,405,516
4.709% 1/25/29	1,835,000	2,203,863
5.476% 1/25/39	1,809,000	2,417,968
5.576% 1/25/49	1,201,000	1,689,678
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,559,066
4.5% 9/15/42	924,000	992,359
5.5% 9/1/41	1,700,000	2,044,656
5.875% 11/15/40	1,500,000	1,847,399
6.55% 5/1/37	20,209,000	26,578,709
7.3% 7/1/38	3,781,000	5,235,259
		113,574,244
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,767,950
3.875% 4/15/30 (a)	8,820,000	9,830,507
4.375% 4/15/40 (a)	1,316,000	1,522,244
4.5% 4/15/50 (a)	2,586,000	3,046,179
		21,166,880

TOTAL COMMUNICATION SERVICES		270,745,116

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,004,707
4.2% 3/1/21	5,411,000	5,482,946
4.25% 5/15/23	2,080,000	2,171,946
4.375% 9/25/21	15,702,000	16,126,804
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,915,632
3.125% 5/12/23 (a)	4,990,000	5,248,167
		44,950,202
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,235,413
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,912,964
3.6% 7/1/30	2,005,000	2,306,079
4.2% 4/1/50	1,015,000	1,229,431
		5,448,474
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,998,546
3% 11/19/24	4,395,000	4,602,223
		6,600,769
Specialty Retail - 0.7%
AutoNation, Inc. 4.75% 6/1/30	764,000	827,711
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,276,096
4% 4/15/30	5,311,000	6,137,311
Lowe's Companies, Inc.:
4.5% 4/15/30	3,815,000	4,679,145
5% 4/15/40	2,443,000	3,173,744
5.125% 4/15/50	2,866,000	3,956,150
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,378,009
The Home Depot, Inc. 3.3% 4/15/40	3,351,000	3,799,611
TJX Companies, Inc.:
3.75% 4/15/27	4,337,000	4,947,461
3.875% 4/15/30	8,057,000	9,466,260
4.5% 4/15/50	3,258,000	4,165,740
		43,807,238
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.25% 3/27/40	2,409,000	2,714,055

TOTAL CONSUMER DISCRETIONARY		106,756,151

CONSUMER STAPLES - 3.4%
Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,689,956
4.9% 2/1/46	11,511,000	14,004,105
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,159,409
4.35% 6/1/40	3,527,000	4,016,464
4.5% 6/1/50	5,000,000	5,961,952
4.6% 6/1/60	3,700,000	4,423,078
4.75% 4/15/58	5,750,000	6,940,585
5.45% 1/23/39	4,690,000	5,924,021
5.55% 1/23/49	10,715,000	14,342,257
5.8% 1/23/59 (Reg. S)	11,321,000	16,103,546
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	7,786,948
5% 5/1/42	13,093,000	13,904,826
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,511,520
3.45% 3/25/30	3,470,000	4,081,956
4.125% 3/25/40	1,967,000	2,504,435
4.2% 3/25/50	3,643,000	4,782,282
		126,137,340
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	3,009,698
Food Products - 0.1%
Archer Daniels Midland Co. 3.25% 3/27/30	1,642,000	1,860,126
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,165,013
General Mills, Inc. 2.875% 4/15/30	718,000	780,592
		3,805,731
Tobacco - 1.3%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,575,840
4% 1/31/24	2,227,000	2,452,375
4.25% 8/9/42	5,531,000	5,830,292
4.5% 5/2/43	3,707,000	3,979,208
4.8% 2/14/29	5,504,000	6,416,003
5.375% 1/31/44	6,678,000	8,003,049
5.95% 2/14/49	3,700,000	4,851,108
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,013,974
4.25% 7/21/25 (a)	15,488,000	17,046,032
Reynolds American, Inc.:
4% 6/12/22	3,228,000	3,410,474
4.45% 6/12/25	2,341,000	2,637,361
5.7% 8/15/35	1,215,000	1,515,364
5.85% 8/15/45	9,320,000	11,654,394
6.15% 9/15/43	4,000,000	4,964,402
7.25% 6/15/37	2,962,000	3,958,215
		86,308,091

TOTAL CONSUMER STAPLES		219,260,860

ENERGY - 5.3%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,576,777
Halliburton Co.:
3.8% 11/15/25	151,000	163,553
4.85% 11/15/35	2,154,000	2,265,441
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	65,400
8.95% 4/1/45 (b)	2,104,000	52,600
		4,123,771
Oil, Gas & Consumable Fuels - 5.2%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,170,218
7.3% 8/15/31	1,341,000	1,566,042
7.875% 10/1/29	4,387,000	5,265,092
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,201,795
5.85% 2/1/35	2,497,000	2,887,270
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	5,808,165
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,517,599
DCP Midstream LLC 4.75% 9/30/21 (a)	3,739,000	3,806,452
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,717,870
5.6% 4/1/44	1,227,000	981,600
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,229,300
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,795,544
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,294,938
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,547,785
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,048,598
4.25% 12/1/26	1,773,000	2,017,761
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,287,554
4.2% 9/15/23	1,186,000	1,260,128
4.25% 3/15/23	1,017,000	1,073,535
4.5% 4/15/24	1,262,000	1,368,144
4.95% 6/15/28	4,048,000	4,346,324
5% 5/15/50	5,176,000	4,890,365
5.25% 4/15/29	2,052,000	2,239,293
5.8% 6/15/38	2,257,000	2,299,506
6% 6/15/48	1,470,000	1,524,852
6.25% 4/15/49	1,409,000	1,493,213
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,394,251
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,304,380
Hess Corp. 4.3% 4/1/27	870,000	900,408
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,781,718
6.55% 9/15/40	460,000	579,740
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,956,987
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,248,586
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	1,583,000	1,570,451
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	2,383,000	2,343,466
4.5% 7/15/23	1,975,000	2,124,151
4.8% 2/15/29	1,126,000	1,252,394
4.875% 12/1/24	2,736,000	3,038,779
5.5% 2/15/49	3,377,000	3,831,658
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,508,936
2.7% 8/15/22	1,364,000	1,269,816
2.9% 8/15/24	4,509,000	3,855,195
3.2% 8/15/26	607,000	489,989
3.5% 8/15/29	1,909,000	1,401,779
4.3% 8/15/39	278,000	191,739
4.4% 8/15/49	279,000	193,964
4.85% 3/15/21	1,620,000	1,607,850
5.55% 3/15/26	5,174,000	4,722,362
6.2% 3/15/40	1,700,000	1,423,750
6.45% 9/15/36	4,602,000	3,938,898
6.6% 3/15/46	5,708,000	4,968,643
7.5% 5/1/31	7,680,000	7,140,173
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	3,788,784
7.25% 3/17/44	24,245,000	26,283,095
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	4,641,700
5.95% 1/28/31 (a)	1,521,000	1,249,654
6.35% 2/12/48	13,200,000	9,720,480
6.49% 1/23/27 (a)	3,830,000	3,496,369
6.5% 3/13/27	4,830,000	4,376,946
6.5% 1/23/29	5,560,000	4,831,084
6.75% 9/21/47	12,105,000	9,293,614
6.84% 1/23/30 (a)	20,585,000	18,034,391
6.95% 1/28/60 (a)	7,879,000	6,049,102
7.69% 1/23/50 (a)	16,210,000	13,523,193
Phillips 66 Co.:
3.7% 4/6/23	476,000	508,840
3.85% 4/9/25	614,000	680,566
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,285,299
3.6% 11/1/24	1,389,000	1,418,672
3.65% 6/1/22	2,155,000	2,202,915
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,142,996
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	7,977,000	8,808,029
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,148,331
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,326,994
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	8,947,595
3.7% 1/15/23	1,208,000	1,276,698
4.55% 6/24/24	13,337,000	14,798,844
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	1,017,000	1,086,067
3.95% 5/15/50 (a)	3,282,000	3,512,372
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,725,407
2.85% 4/15/25	957,000	1,009,382
Western Gas Partners LP:
3.95% 6/1/25	868,000	813,073
4.5% 3/1/28	2,000,000	1,880,000
4.65% 7/1/26	9,056,000	8,673,837
4.75% 8/15/28	1,155,000	1,105,913
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,660,205
3.9% 1/15/25	1,216,000	1,330,544
4% 11/15/21	2,221,000	2,293,651
4.3% 3/4/24	5,449,000	5,919,997
4.5% 11/15/23	1,751,000	1,917,669
		333,441,314

TOTAL ENERGY		337,565,085

FINANCIALS - 19.7%
Banks - 8.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	32,129,141
3.3% 1/11/23	4,342,000	4,623,709
3.419% 12/20/28 (b)	18,965,000	21,120,176
3.5% 4/19/26	5,024,000	5,655,242
3.864% 7/23/24 (b)	4,370,000	4,748,180
3.95% 4/21/25	4,125,000	4,564,348
4.2% 8/26/24	19,977,000	22,167,419
4.25% 10/22/26	4,261,000	4,884,480
4.45% 3/3/26	1,517,000	1,741,827
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,424,006
3.25% 1/12/21	4,610,000	4,669,930
4.375% 1/12/26	6,221,000	7,004,970
5.088% 6/20/30 (b)	7,347,000	8,374,883
5.2% 5/12/26	6,222,000	6,921,353
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,704,199
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,632,592
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,441,838
3.352% 4/24/25 (b)	4,959,000	5,357,995
3.875% 3/26/25	9,500,000	10,347,521
4.05% 7/30/22	1,800,000	1,913,278
4.3% 11/20/26	1,733,000	1,966,986
4.412% 3/31/31 (b)	10,622,000	12,562,510
4.45% 9/29/27	17,100,000	19,487,094
4.6% 3/9/26	2,195,000	2,506,155
5.5% 9/13/25	5,524,000	6,545,059
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,116,040
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,781,885
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	4,660,000	5,136,122
3.8% 9/15/22	7,240,000	7,690,627
3.8% 6/9/23	8,582,000	9,241,098
4.55% 4/17/26	2,575,000	2,960,888
Discover Bank 4.2% 8/8/23	2,849,000	3,111,495
Fifth Third Bancorp 8.25% 3/1/38	4,319,000	7,004,034
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,367,806
4.95% 3/31/30	1,425,000	1,705,343
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,032,922
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,443,960
5.71% 1/15/26 (a)	9,864,000	10,453,945
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,591,669
3.797% 7/23/24 (b)	5,719,000	6,200,987
3.875% 9/10/24	43,751,000	48,507,701
4.125% 12/15/26	14,080,000	16,383,632
4.493% 3/24/31 (b)	12,800,000	15,637,068
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	8,901,473
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,406,724
Regions Financial Corp. 2.25% 5/18/25	6,527,000	6,827,697
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,882,100
5.125% 5/28/24	20,522,000	22,448,748
6% 12/19/23	10,433,000	11,687,494
6.1% 6/10/23	13,369,000	14,802,563
6.125% 12/15/22	8,239,000	8,993,871
Synchrony Bank 3% 6/15/22	4,542,000	4,638,795
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,879,955
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,750,075
4.478% 4/4/31 (b)	14,300,000	17,311,294
5.013% 4/4/51 (b)	21,093,000	29,130,057
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,097,213
		524,620,172
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,987,986
4.25% 2/15/24	4,287,000	4,652,660
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,119,137
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,941,607
3.869% 1/12/29 (a)(b)	4,020,000	4,437,547
4.194% 4/1/31 (a)(b)	9,619,000	10,968,141
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,182,346
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,544,533
3.3% 11/16/22	9,310,000	9,522,624
5% 2/14/22	9,082,000	9,480,368
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,481,164
3.2% 2/23/23	7,150,000	7,589,103
3.691% 6/5/28 (b)	41,645,000	46,642,942
3.8% 3/15/30	15,490,000	17,669,719
4.25% 10/21/25	2,269,000	2,557,116
6.75% 10/1/37	2,246,000	3,238,618
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,647,398
3.75% 3/24/25	5,075,000	5,756,297
4.875% 2/15/24	2,240,000	2,530,684
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,567,938
3.125% 7/27/26	21,964,000	24,231,378
3.622% 4/1/31 (b)	10,036,000	11,462,398
3.625% 1/20/27	11,000,000	12,417,353
3.737% 4/24/24 (b)	5,000,000	5,390,314
4.431% 1/23/30 (b)	4,395,000	5,235,231
4.875% 11/1/22	7,751,000	8,429,159
5% 11/24/25	14,636,000	17,094,979
5.75% 1/25/21	3,512,000	3,616,873
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,458,884
State Street Corp.:
2.825% 3/30/23 (a)(b)	681,000	706,624
3.152% 3/30/31 (a)(b)	435,000	487,448
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,963,105
		322,011,674
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	5,626,291
3.5% 5/26/22	1,724,000	1,705,763
3.5% 1/15/25	8,300,000	7,790,266
4.125% 7/3/23	4,192,000	4,099,044
4.45% 12/16/21	2,938,000	2,967,210
4.45% 4/3/26	3,126,000	2,962,671
4.875% 1/16/24	5,015,000	4,981,888
6.5% 7/15/25	3,625,000	3,797,666
Ally Financial, Inc.:
3.05% 6/5/23	9,631,000	9,764,234
5.125% 9/30/24	2,138,000	2,308,911
5.8% 5/1/25	5,237,000	5,846,983
8% 11/1/31	2,703,000	3,486,952
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,802,680
3.65% 5/11/27	13,479,000	14,736,881
3.8% 1/31/28	6,237,000	6,934,484
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,338,494
3.95% 11/6/24	2,847,000	3,113,940
4.1% 2/9/27	3,673,000	4,013,903
4.5% 1/30/26	4,686,000	5,250,929
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	16,789,155
5.085% 1/7/21	2,973,000	2,970,176
5.584% 3/18/24	6,246,000	6,306,586
5.596% 1/7/22	6,152,000	6,198,140
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,550,095
3.75% 8/15/21	2,203,000	2,252,424
3.95% 12/1/27	7,681,000	8,027,259
4.25% 8/15/24	2,218,000	2,332,637
4.375% 3/19/24	5,468,000	5,727,882
5.15% 3/19/29	8,400,000	9,468,666
Toyota Motor Credit Corp.:
2.9% 3/30/23	7,749,000	8,216,310
3% 4/1/25	1,720,000	1,870,844
3.375% 4/1/30	2,300,000	2,642,892
		176,882,256
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,114,283
4.35% 4/20/28	4,250,000	4,759,379
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,081,405
3.875% 8/15/22	5,542,000	5,748,576
4.05% 7/1/30	618,000	631,247
4.125% 6/15/26	4,647,000	4,859,820
4.125% 5/15/29	5,051,000	5,243,380
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	5,580,519
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,507,532
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	6,316,345
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,047,033
		49,889,519
Insurance - 3.0%
AFLAC, Inc. 3.6% 4/1/30	2,371,000	2,767,823
AIA Group Ltd. 3.375% 4/7/30 (a)	7,358,000	8,014,843
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,591,251
3.3% 3/1/21	2,355,000	2,394,651
3.4% 6/30/30	11,900,000	12,890,445
3.75% 7/10/25	8,311,000	9,197,293
4.875% 6/1/22	3,597,000	3,879,296
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	9,846,539
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,793,270
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	2,411,000	2,504,904
4.375% 3/15/29	3,978,000	4,795,537
4.75% 3/15/39	1,825,000	2,342,335
4.8% 7/15/21	2,278,000	2,356,894
4.9% 3/15/49	3,633,000	4,936,972
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	6,306,000	6,477,234
MetLife, Inc. 4.55% 3/23/30	11,500,000	14,233,375
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	27,560,000	27,566,848
3% 1/10/23 (a)	2,636,000	2,791,629
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,760,000	1,983,341
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,598,397
Progressive Corp. 3.2% 3/26/30	878,000	996,715
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,464,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	3,991,000	4,111,404
4.9% 9/15/44 (a)	5,347,000	6,867,485
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,997,460
Unum Group:
3.875% 11/5/25	4,860,000	5,045,841
4% 3/15/24	5,930,000	6,266,664
4% 6/15/29	4,410,000	4,567,240
4.5% 3/15/25	6,953,000	7,468,253
5.625% 9/15/20	2,889,000	2,914,755
5.75% 8/15/42	7,278,000	7,722,294
		192,384,988

TOTAL FINANCIALS		1,265,788,609

HEALTH CARE - 2.8%
Biotechnology - 0.3%
AbbVie, Inc. 3.45% 3/15/22 (a)	6,868,000	7,135,249
Upjohn, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,074,417
1.65% 6/22/25 (a)	983,000	1,002,124
2.7% 6/22/30 (a)	4,997,000	5,133,977
3.85% 6/22/40 (a)	2,177,000	2,334,789
4% 6/22/50 (a)	3,759,000	4,023,373
		22,703,929
Health Care Providers & Services - 1.9%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,149,521
4.25% 12/15/27	5,745,000	5,928,323
4.625% 12/15/29	8,925,000	9,449,522
4.75% 1/15/25	4,565,000	4,673,054
Cigna Corp.:
3.05% 10/15/27 (a)	3,200,000	3,477,368
4.125% 9/15/20 (a)	2,723,000	2,742,087
4.375% 10/15/28	6,064,000	7,176,331
4.8% 8/15/38	3,776,000	4,783,158
4.9% 12/15/48	3,772,000	4,985,754
CVS Health Corp.:
3% 8/15/26	625,000	683,354
3.25% 8/15/29	1,435,000	1,585,148
3.625% 4/1/27	1,795,000	2,016,333
3.7% 3/9/23	2,500,000	2,686,235
3.75% 4/1/30	3,421,000	3,933,776
4.1% 3/25/25	12,312,000	13,917,737
4.125% 4/1/40	2,381,000	2,808,199
4.25% 4/1/50	676,000	813,112
4.3% 3/25/28	13,403,000	15,669,341
4.78% 3/25/38	5,967,000	7,412,420
5.05% 3/25/48	8,772,000	11,410,338
HCA Holdings, Inc. 4.75% 5/1/23	215,000	233,290
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,258,247
6.015% 11/15/48	4,201,000	4,727,872
UnitedHealth Group, Inc. 2.75% 5/15/40	2,006,000	2,127,361
		120,647,881
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.497% 3/25/30	1,590,000	1,966,755
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	5,009,201
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	1,003,000	1,023,060
5.022% 8/28/23 (b)	3,166,000	3,324,300
5.65% 8/28/28 (b)	1,334,000	1,479,139
Mylan NV:
3.15% 6/15/21	5,002,000	5,106,572
3.95% 6/15/26	2,549,000	2,849,914
4.55% 4/15/28	4,000,000	4,594,882
Perrigo Finance PLC 3.5% 12/15/21	449,000	447,768
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	10,043,816
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	919,882
2.8% 7/21/23	1,463,000	1,382,078
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,740,393
		37,921,005

TOTAL HEALTH CARE		183,239,570

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,473,441
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,265,990
5.15% 5/1/30	2,962,000	3,304,659
5.705% 5/1/40	3,000,000	3,392,786
5.805% 5/1/50	3,000,000	3,539,712
5.93% 5/1/60	2,960,000	3,497,637
		19,474,225
Industrial Conglomerates - 0.0%
3M Co. 3.7% 4/15/50	444,000	528,046
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,119,909
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,481,887
3.95% 7/1/24 (a)	2,088,000	1,826,775
4.375% 5/1/26 (a)	2,546,000	2,140,762
5.25% 5/15/24 (a)	3,813,000	3,481,424
		8,930,848
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,306,079
3% 9/15/23	877,000	864,399
3.375% 6/1/21	2,523,000	2,533,033
3.375% 7/1/25	6,445,000	6,443,337
3.75% 2/1/22	4,522,000	4,571,666
3.875% 4/1/21	3,180,000	3,198,301
3.875% 7/3/23	5,581,000	5,653,086
4.25% 2/1/24	5,740,000	5,877,968
4.25% 9/15/24	3,565,000	3,624,795
		34,072,664

TOTAL INDUSTRIALS		64,125,692

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,922,155
5.85% 7/15/25 (a)	1,294,000	1,486,600
6.02% 6/15/26 (a)	1,564,000	1,793,087
6.1% 7/15/27 (a)	2,376,000	2,744,439
6.2% 7/15/30 (a)	2,056,000	2,394,752
		13,341,033
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,289,849
NVIDIA Corp.:
2.85% 4/1/30	1,993,000	2,216,483
3.5% 4/1/40	2,154,000	2,512,887
		12,019,219
Software - 0.5%
Oracle Corp.:
2.8% 4/1/27	5,858,000	6,396,452
2.95% 4/1/30	5,900,000	6,572,853
3.6% 4/1/40	5,860,000	6,651,472
3.6% 4/1/50	5,860,000	6,604,298
3.85% 4/1/60	5,900,000	6,903,044
		33,128,119

TOTAL INFORMATION TECHNOLOGY		58,488,371

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,930,509
6.75% 10/19/75 (a)(b)	4,773,000	5,500,883
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,815,250
4.5% 8/1/47 (a)	1,720,000	1,967,788
		11,214,430
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,188,814
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,215,768
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,173,619
3.85% 2/1/23	4,708,000	5,027,080
4.5% 12/1/28	3,891,000	4,652,719
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,672,541
4.25% 1/15/24	3,408,000	3,726,828
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,358,796
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,255,147
3.75% 12/1/24	1,576,000	1,732,732
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,728,647
HCP, Inc.:
3.25% 7/15/26	573,000	626,210
3.5% 7/15/29	656,000	714,290
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,323,409
3.5% 8/1/26	1,366,000	1,475,810
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,361,741
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,401,852
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,787,322
4.375% 8/1/23	6,023,000	6,252,397
4.5% 1/15/25	2,677,000	2,763,144
4.5% 4/1/27	16,195,000	16,964,308
4.75% 1/15/28	6,382,000	6,753,439
4.95% 4/1/24	1,354,000	1,425,793
5.25% 1/15/26	5,686,000	6,083,475
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	949,256
5% 12/15/23	737,000	756,780
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,614,320
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,279,263
4.25% 2/1/26	2,954,000	2,991,101
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,833,022
Ventas Realty LP:
3% 1/15/30	7,629,000	7,556,780
3.125% 6/15/23	1,289,000	1,326,541
3.5% 2/1/25	6,443,000	6,649,964
4% 3/1/28	2,243,000	2,376,548
4.125% 1/15/26	1,557,000	1,670,875
4.375% 2/1/45	763,000	775,904
4.75% 11/15/30	10,016,000	11,251,657
VEREIT Operating Partnership LP 3.4% 1/15/28	1,593,000	1,602,632
Weingarten Realty Investors 3.375% 10/15/22	812,000	828,741
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,325,510
4% 2/1/25	5,360,000	5,595,130
		150,049,905
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,674,977
3.95% 11/15/27	4,613,000	4,735,661
4.1% 10/1/24	5,070,000	5,280,881
4.55% 10/1/29	5,842,000	6,129,277
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,517,551
4.75% 10/1/25	3,533,000	4,076,235
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,341,610
4.5% 4/18/22	1,218,000	1,127,187
Post Apartment Homes LP 3.375% 12/1/22	790,000	823,836
Tanger Properties LP:
3.125% 9/1/26	6,109,000	5,640,788
3.75% 12/1/24	3,470,000	3,368,193
3.875% 12/1/23	1,792,000	1,760,842
		46,477,038

TOTAL REAL ESTATE		196,526,943

UTILITIES - 1.9%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,587,176
3.743% 5/1/26	13,180,000	13,961,705
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,932,201
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (a)	2,664,000	2,810,273
Entergy Corp.:
2.8% 6/15/30	2,856,000	3,007,800
3.75% 6/15/50	2,530,000	2,806,436
Eversource Energy 2.8% 5/1/23	5,110,000	5,349,439
Exelon Corp.:
4.05% 4/15/30	1,740,000	2,008,716
4.7% 4/15/50	775,000	984,661
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,682,234
7.375% 11/15/31	5,363,000	7,830,567
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,306,046
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	526,981
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,264,674
		62,058,909
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,215,930
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,209,687
		3,425,617
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,203,607
3.55% 6/15/26	1,891,000	2,122,050
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	8,847,098
3.95% 7/15/30 (a)	7,492,000	7,621,853
		19,794,608
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	983,000	1,149,804
4.05% 4/15/25 (a)	12,432,000	14,151,139
4.25% 10/15/50 (a)	560,000	701,373
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	790,000	899,012
3.95% 4/1/50	1,387,000	1,650,529
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,319,179
Puget Energy, Inc.:
4.1% 6/15/30 (a)	3,363,000	3,711,985
6% 9/1/21	4,807,000	5,070,913
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	1,426,000	1,126,540
		37,780,474

TOTAL UTILITIES		123,059,608

TOTAL NONCONVERTIBLE BONDS
(Cost $2,617,085,734)		2,836,770,435

U.S. Government and Government Agency Obligations - 24.9%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$36,839,210	$45,147,471
1% 2/15/49	17,636,986	23,590,544
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,155,421	18,991,577
0.125% 10/15/24	61,921,844	64,951,402
0.25% 1/15/25	7,360,864	7,756,136
0.25% 7/15/29	30,069,900	32,937,561
0.375% 1/15/27	17,470,479	18,855,819
0.375% 7/15/27	16,929,758	18,430,418
0.625% 1/15/26	70,296,107	76,231,176
0.75% 7/15/28	27,067,100	30,554,736
0.875% 1/15/29	27,433,909	31,295,499

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		368,742,339

U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds:
2% 2/15/50	8,761,400	10,028,381
3% 5/15/45	34,384,000	46,151,118
3% 2/15/49	130,128,600	179,552,053
U.S. Treasury Notes:
0.25% 6/30/25	79,423,000	79,267,877
0.375% 4/30/25	90,000,000	90,407,813
0.5% 6/30/27	89,138,000	89,193,711
0.625% 5/15/30	50,000,000	49,847,656
1.5% 9/30/24	41,299,000	43,499,462
1.625% 9/30/26	102,917,300	110,523,532
1.875% 3/31/22	14,649,000	15,084,464
2% 12/31/21	119,319,000	122,586,290
2.125% 3/31/24	197,361,000	211,461,501
2.125% 11/30/24	11,586,000	12,540,487
2.5% 1/31/24	77,300,000	83,625,918
2.5% 2/28/26	73,467,000	82,257,212

TOTAL U.S. TREASURY OBLIGATIONS		1,226,027,475

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,457,731,829)		1,594,769,814

U.S. Government Agency - Mortgage Securities - 25.5%
Fannie Mae - 9.2%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	16,849	17,461
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (b)(c)	11,697	12,208
12 month U.S. LIBOR + 1.670% 3.744% 11/1/36 (b)(c)	173,117	180,898
12 month U.S. LIBOR + 1.700% 3.051% 6/1/42 (b)(c)	86,707	90,188
12 month U.S. LIBOR + 1.750% 3.719% 7/1/35 (b)(c)	13,350	13,975
12 month U.S. LIBOR + 1.770% 2.904% 5/1/36 (b)(c)	86,305	90,622
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	113,003	118,754
12 month U.S. LIBOR + 1.800% 4.501% 7/1/41 (b)(c)	90,629	94,455
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	37,812	39,462
12 month U.S. LIBOR + 1.810% 4.27% 7/1/41 (b)(c)	68,990	71,943
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	73,425	77,314
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (b)(c)	38,647	40,459
12 month U.S. LIBOR + 1.930% 4.214% 9/1/36 (b)(c)	73,395	76,164
12 month U.S. LIBOR + 1.950% 3.129% 7/1/37 (b)(c)	18,839	19,835
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	54,561	56,026
6 month U.S. LIBOR + 1.420% 3.314% 9/1/33 (b)(c)	130,168	133,944
6 month U.S. LIBOR + 1.550% 3.317% 10/1/33 (b)(c)	6,024	6,215
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	9,530	9,845
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.188% 10/1/33 (b)(c)	131,492	137,280
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,544	6,893
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.66% 8/1/36 (b)(c)	240,026	252,646
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (b)(c)	19,091	19,854
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.978% 5/1/35 (b)(c)	22,064	23,112
2.5% 11/1/27 to 6/1/50	61,385,728	64,251,086
3% 8/1/27 to 7/1/50 (d)	180,057,907	191,074,708
3.5% 1/1/34 to 11/1/49	141,069,038	151,300,626
4% 11/1/31 to 11/1/49	100,866,570	109,246,670
4.5% to 4.5% 5/1/25 to 9/1/49	47,940,695	52,571,167
5% 9/1/20 to 11/1/44	12,300,888	14,010,689
6% 10/1/34 to 1/1/42	5,788,200	6,866,712
6.5% 12/1/23 to 8/1/36	1,042,061	1,205,982
7% to 7% 11/1/23 to 8/1/32	239,434	266,558
7.5% to 7.5% 9/1/22 to 11/1/31	205,266	235,132
8% 1/1/30 to 3/1/30	1,176	1,291
8.5% 3/1/25 to 6/1/25	290	322

TOTAL FANNIE MAE		592,620,496

Freddie Mac - 4.6%
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (b)(c)	60,254	62,552
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (b)(c)	25,786	27,048
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	54,398	56,267
12 month U.S. LIBOR + 1.910% 4.284% 5/1/41 (b)(c)	105,518	110,454
12 month U.S. LIBOR + 1.910% 4.42% 5/1/41 (b)(c)	80,714	84,784
12 month U.S. LIBOR + 1.910% 4.611% 6/1/41 (b)(c)	117,407	122,551
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	50,748	52,619
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	1,494	1,560
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	44,241	46,414
6 month U.S. LIBOR + 1.650% 3.347% 4/1/35 (b)(c)	86,794	90,005
6 month U.S. LIBOR + 2.680% 4.294% 10/1/35 (b)(c)	12,320	12,885
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,360	8,797
2.5% 5/1/28 to 6/1/50	34,915,294	36,501,592
3% 6/1/31 to 6/1/50 (d)	44,716,745	47,817,104
3.5% 3/1/32 to 10/1/49	91,477,888	98,245,064
4% 5/1/37 to 10/1/48	65,483,731	70,975,013
4.5% 7/1/25 to 10/1/48	33,446,789	36,800,630
5% 1/1/35 to 6/1/41	2,321,811	2,652,010
6% 4/1/32 to 8/1/37	555,208	646,558
7.5% 5/1/26 to 11/1/31	26,973	31,191
8% 4/1/27 to 5/1/27	1,742	1,969
8.5% 5/1/27 to 1/1/28	3,701	4,163

TOTAL FREDDIE MAC		294,351,230

Ginnie Mae - 5.1%
3% 12/20/42 to 4/20/47	14,118,194	15,177,864
3.5% 12/20/40 to 1/20/50	67,876,553	73,080,156
4% 2/15/40 to 9/20/48	134,169,737	144,592,303
4.5% 5/15/39 to 6/20/47	28,080,490	30,817,701
5% 3/15/39 to 4/20/48	6,215,254	6,921,230
6.5% 4/15/35 to 11/15/35	63,242	74,245
7% 1/15/28 to 7/15/32	645,030	739,803
7.5% to 7.5% 4/15/22 to 10/15/28	144,441	161,408
8% 3/15/30 to 9/15/30	8,730	10,246
2.5% 7/1/50 (d)	52,700,000	55,447,583

TOTAL GINNIE MAE		327,022,539

Uniform Mortgage Backed Securities - 6.6%
2.5% 7/1/35 (d)	6,300,000	6,593,836
2.5% 7/1/35 (d)	3,300,000	3,453,914
2.5% 7/1/35 (d)	3,000,000	3,139,922
3% 7/1/50 (d)	47,850,000	50,375,207
3% 7/1/50 (d)	78,100,000	82,221,603
3% 7/1/50 (d)	48,500,000	51,059,510
3% 7/1/50 (d)	47,850,000	50,375,207
3% 7/1/50 (d)	9,250,000	9,738,154
3% 8/1/50 (d)	26,850,000	28,213,475
3% 8/1/50 (d)	53,600,000	56,321,872
3% 8/1/50 (d)	21,500,000	22,591,796
3.5% 7/1/50 (d)	5,900,000	6,204,219
3.5% 7/1/50 (d)	18,600,000	19,559,063
3.5% 7/1/50 (d)	1,300,000	1,367,031
3.5% 7/1/50 (d)	6,650,000	6,992,891
3.5% 7/1/50 (d)	10,000,000	10,515,625
3.5% 7/1/50 (d)	3,300,000	3,470,156
3.5% 7/1/50 (d)	3,100,000	3,259,844
3.5% 7/1/50 (d)	6,300,000	6,624,844

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		422,078,169

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,594,856,312)		1,636,072,434

Asset-Backed Securities - 3.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,218,643
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,806,878	3,439,548
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,297,724	5,682,834
Class B, 4.458% 10/16/39 (a)	1,126,362	602,108
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	8,377,000	8,191,433
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	3,021,000	2,976,256
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,946,079	2,594,399
Class B, 4.335% 1/16/40 (a)	473,101	250,860
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	5,467,000	5,385,613
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(c)	5,831,000	5,822,388
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29(a)(b)(c)	6,857,000	6,742,934
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	2,171,000	2,122,055
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,958,000	2,896,104
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,804,968	6,551,101
Class AA, 2.487% 12/16/41 (a)	1,451,771	1,351,752
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	6,492,000	6,381,688
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,565,206	4,868,094
Class B, 5.095% 4/15/39 (a)	2,529,234	1,408,534
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,016,004	5,586,085
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	4,495,000	4,408,898
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	3,185,000	3,129,903
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,480,878	3,594,215
Class A2II, 4.03% 11/20/47 (a)	5,892,370	6,235,188
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 2.5289% 7/15/32 (a)(b)(c)	4,300,000	4,212,560
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	5,921,000	5,837,283
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	7,519,000	7,451,171
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	5,210,000	5,139,899
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	4,300,000	4,197,092
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	6,083,000	5,991,646
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,709,964	2,444,981
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,752,102	2,420,810
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(b)(c)	4,688,000	4,599,256
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	2,547,000	2,510,117
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	6,260,000	6,101,271
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.7% 7/15/31 (a)(b)(c)	6,840,000	6,840,000
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	2,954,000	2,880,185
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	5,650,000	5,584,138
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	9,042,000	8,907,672
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	6,512,000	6,340,572
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6945% 9/25/35 (b)(c)	121,652	120,910
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	6,261,000	6,165,463
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4295% 1/25/36 (b)(c)	506,792	503,167
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,758,090	4,098,904
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,945,397	4,144,063
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	6,048,601	5,138,179
Class B, 4.335% 3/15/40 (a)	558,000	267,719
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,393,421
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	8,586,000	8,592,869
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	4,342,000	4,268,963
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0445% 9/25/34 (b)(c)	8,753	8,067
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,274,651	5,583,500
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	8,768,143	7,802,860
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	6,307,000	6,167,596
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	6,885,000	6,885,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	6,552,000	6,442,686
TOTAL ASSET-BACKED SECURITIES
(Cost $258,580,038)		246,482,653

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.3383% 2/25/37 (b)(c)	911	911
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	3,139	2,959

TOTAL PRIVATE SPONSOR		3,870

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	125,185	134,655
Series 1999-57 Class PH, 6.5% 12/25/29	162,691	188,606
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	306,429	307,209
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.0292% 6/16/37 (b)(f)	18,409	36,046
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	328,834	329,453

TOTAL U.S. GOVERNMENT AGENCY		995,969

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $927,884)		999,839

Commercial Mortgage Securities - 2.5%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,648,933
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	717,423
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	286,358
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,609,000	5,227,008
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	719,972
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,606,272
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,463,428
Series 2019-B14 Class A5, 3.0486% 12/15/62	2,997,000	3,329,098
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	11,160,752
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1848% 12/15/36 (a)(b)(c)	3,529,000	3,467,163
Class C, 1 month U.S. LIBOR + 1.120% 1.3048% 12/15/36 (a)(b)(c)	2,815,000	2,744,535
Class D, 1 month U.S. LIBOR + 1.250% 1.4348% 12/15/36 (a)(b)(c)	4,367,000	4,213,959
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9848% 12/15/36 (a)(b)(c)	6,724,000	6,656,034
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8098% 9/15/37 (a)(b)(c)	1,924,568	1,401,648
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0848% 11/15/35 (a)(b)(c)	1,117,900	1,103,910
Class F, 1 month U.S. LIBOR + 1.800% 1.9848% 11/15/35 (a)(b)(c)	2,048,200	1,996,935
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4848% 4/15/34 (a)(b)(c)	3,284,000	3,020,784
Class C, 1 month U.S. LIBOR + 1.600% 1.7848% 4/15/34 (a)(b)(c)	2,171,000	1,953,498
Class D, 1 month U.S. LIBOR + 1.900% 2.0848% 4/15/34 (a)(b)(c)	2,279,000	2,027,849
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2648% 10/15/36 (a)(b)(c)	2,956,009	2,904,213
Class C, 1 month U.S. LIBOR + 1.250% 1.4348% 10/15/36 (a)(b)(c)	3,716,508	3,632,778
Class D, 1 month U.S. LIBOR + 1.450% 1.6348% 10/15/36 (a)(b)(c)	5,263,302	5,131,561
Class E, 1 month U.S. LIBOR + 1.800% 1.9848% 10/15/36 (a)(b)(c)	7,395,756	7,155,107
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7848% 12/15/36 (a)(b)(c)	3,572,000	3,419,998
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1848% 4/15/34 (a)(b)(c)	5,400,000	5,157,166
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3048% 6/15/34 (a)(b)(c)	7,913,850	7,438,453
Class B, 1 month U.S. LIBOR + 1.500% 1.6848% 6/15/34 (a)(b)(c)	1,558,276	1,441,266
Class C, 1 month U.S. LIBOR + 1.750% 1.9348% 6/15/34 (a)(b)(c)	1,760,404	1,601,783
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,375,067
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.4148% 5/15/36 (a)(b)(c)	3,291,000	3,254,102
Class C, 1 month U.S. LIBOR + 1.430% 1.6148% 5/15/36 (a)(b)(c)	3,615,000	3,549,721
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,585,212
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,085,406
Class C, 4.9414% 4/15/36 (a)(b)	760,000	688,385
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,225,493
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	719,423
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,084,387
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,452,247
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4348% 8/15/33 (a)(b)(c)	4,318,000	4,083,005
Class C, 1 month U.S. LIBOR + 1.500% 1.6848% 8/15/33 (a)(b)(c)	10,400,000	9,615,062
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,308,415
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,341,533
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,211,000	1,149,228
Class C, 3.1771% 11/10/36 (a)	1,162,000	1,054,022
MSCCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (a)	36,294	35,260
Class C, 5.205% 11/15/34 (a)	1,144,100	1,119,301
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,645,460	4,264,457
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2848% 3/15/36 (a)(b)(c)	4,971,000	4,370,174
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,574,309
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,266,908
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $165,245,032)		160,829,001

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,354,147
7.5% 4/1/34	5,055,000	8,243,391
7.55% 4/1/39	3,585,000	6,383,774
6.65% 3/1/22	4,360,000	4,664,372
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	405,000	409,151
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,350,953
Series 2012 B, 5.432% 1/1/42	1,205,000	1,124,325
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,545,732
5.1% 6/1/33	4,805,000	4,874,432
Series 2010-1, 6.63% 2/1/35	12,290,000	13,550,831
Series 2010-3:
6.725% 4/1/35	9,480,000	10,425,061
7.35% 7/1/35	5,540,000	6,284,853
Series 2010-5, 6.2% 7/1/21	904,000	911,911
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	8,748,816
TOTAL MUNICIPAL SECURITIES
(Cost $69,187,698)		73,871,749

Foreign Government and Government Agency Obligations - 0.8%
Chilean Republic 2.45% 1/31/31	$5,775,000	$5,995,894
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,260,000
3.875% 4/16/50 (a)	5,700,000	6,718,875
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,339,000
3.25% 10/22/30 (a)	3,150,000	3,380,738
4.5% 4/22/60 (a)	2,400,000	2,754,000
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	3,983,950
3.75% 4/16/30 (a)	7,435,000	8,482,870
4.4% 4/16/50 (a)	7,110,000	8,807,513
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,187,047)		50,722,840

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23
(Cost $5,887,531)	5,900,000	6,051,158

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,993,075
3.35% 2/6/23	3,206,000	3,381,932
4.682% 8/9/28 (b)	2,761,000	2,787,230
KeyBank NA 6.95% 2/1/28	800,000	1,031,121
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,585,519
Regions Bank 6.45% 6/26/37	7,720,000	10,365,454
Synchrony Bank 3.65% 5/24/21	4,766,000	4,843,313
TOTAL BANK NOTES
(Cost $27,058,074)		30,987,644
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.12% (g)
(Cost $260,679,627)	260,627,895	260,680,021
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $6,502,426,806)		6,898,237,588
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(483,735,240)
NET ASSETS - 100%		$6,414,502,348

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 7/1/35	$(3,300,000)	$(3,453,914)
2.5% 7/1/35	(3,000,000)	(3,139,922)
2.5% 7/1/35	(3,300,000)	(3,453,914)
2.5% 7/1/35	(3,000,000)	(3,139,922)
3% 7/1/50	(7,200,000)	(7,579,968)
3% 7/1/50	(4,400,000)	(4,632,203)
3% 7/1/50	(7,100,000)	(7,474,691)
3% 7/1/50	(7,200,000)	(7,579,968)
3% 7/1/50	(6,100,000)	(6,421,918)
3% 7/1/50	(7,000,000)	(7,369,414)
3% 7/1/50	(1,300,000)	(1,368,605)
3% 7/1/50	(26,850,000)	(28,266,966)
3% 7/1/50	(53,600,000)	(56,428,655)
3% 7/1/50	(21,500,000)	(22,634,628)
TOTAL TBA SALE COMMITMENTS
(Proceeds $162,878,253)		$(162,944,688)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,962,678 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$271,762
Total	$271,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,836,770,435	$--	$2,836,770,435	$--
U.S. Government and Government Agency Obligations	1,594,769,814	--	1,594,769,814	--
U.S. Government Agency - Mortgage Securities	1,636,072,434	--	1,636,072,434	--
Asset-Backed Securities	246,482,653	--	246,482,653	--
Collateralized Mortgage Obligations	999,839	--	999,839	--
Commercial Mortgage Securities	160,829,001	--	160,829,001	--
Municipal Securities	73,871,749	--	73,871,749	--
Foreign Government and Government Agency Obligations	50,722,840	--	50,722,840	--
Supranational Obligations	6,051,158	--	6,051,158	--
Bank Notes	30,987,644	--	30,987,644	--
Money Market Funds	260,680,021	260,680,021	--	--
Total Investments in Securities:	$6,898,237,588	$260,680,021	$6,637,557,567	$--
Other Financial Instruments:
TBA Sale Commitments	$(162,944,688)	$--	$(162,944,688)	$--
Total Other Financial Instruments:	$(162,944,688)	$--	$(162,944,688)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Cayman Islands	2.6%
United Kingdom	2.0%
Mexico	1.4%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,241,747,179)	$6,637,557,567
Fidelity Central Funds (cost $260,679,627)	260,680,021
Total Investment in Securities (cost $6,502,426,806)		$6,898,237,588
Receivable for investments sold		2,355,944
Receivable for TBA sale commitments		162,878,253
Receivable for fund shares sold		35,000,369
Interest receivable		41,199,747
Distributions receivable from Fidelity Central Funds		32,181
Total assets		7,139,704,082
Liabilities
Payable for investments purchased
Regular delivery	$73,019,483
Delayed delivery	488,892,093
TBA sale commitments, at value	162,944,688
Payable for fund shares redeemed	240,365
Distributions payable	60,898
Other payables and accrued expenses	44,207
Total liabilities		725,201,734
Net Assets		$6,414,502,348
Net Assets consist of:
Paid in capital		$5,917,836,675
Total accumulated earnings (loss)		496,665,673
Net Assets		$6,414,502,348
Net Asset Value, offering price and redemption price per share ($6,414,502,348 ÷ 56,198,856 shares)		$114.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest (including $14,233 from security lending)		$86,351,021
Income from Fidelity Central Funds		271,762
Total income		86,622,783
Expenses
Custodian fees and expenses	$44,641
Independent trustees' fees and expenses	10,156
Total expenses before reductions	54,797
Expense reductions	(7,158)
Total expenses after reductions		47,639
Net investment income (loss)		86,575,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,750,394
Fidelity Central Funds	(11,896)
Total net realized gain (loss)		103,738,498
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	179,802,458
Delayed delivery commitments	114,142
Total change in net unrealized appreciation (depreciation)		179,916,600
Net gain (loss)		283,655,098
Net increase (decrease) in net assets resulting from operations		$370,230,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,575,144	$176,691,614
Net realized gain (loss)	103,738,498	27,551,736
Change in net unrealized appreciation (depreciation)	179,916,600	311,153,322
Net increase (decrease) in net assets resulting from operations	370,230,242	515,396,672
Distributions to shareholders	(87,337,740)	(182,277,023)
Share transactions
Proceeds from sales of shares	530,477,226	416,263,032
Reinvestment of distributions	87,298,579	182,255,282
Cost of shares redeemed	(500,645,741)	(186,295,111)
Net increase (decrease) in net assets resulting from share transactions	117,130,064	412,223,203
Total increase (decrease) in net assets	400,022,566	745,342,852
Net Assets
Beginning of period	6,014,479,782	5,269,136,930
End of period	$6,414,502,348	$6,014,479,782
Other Information
Shares
Sold	4,751,993	3,860,591
Issued in reinvestment of distributions	782,667	1,708,468
Redeemed	(4,614,435)	(1,794,147)
Net increase (decrease)	920,225	3,774,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$108.80	$102.31	$105.26	$104.18	$103.71	$106.70
Income from Investment Operations
Net investment income (loss)A	1.570	3.371	3.163	2.887	3.167	3.292
Net realized and unrealized gain (loss)	5.354	6.606	(3.209)	1.693	1.659	(3.071)
Total from investment operations	6.924	9.977	(.046)	4.580	4.826	.221
Distributions from net investment income	(1.584)	(3.487)	(2.904)	(2.985)	(3.096)	(3.137)
Distributions from net realized gain	–	–	–	(.515)	(1.260)	(.074)
Total distributions	(1.584)	(3.487)	(2.904)	(3.500)	(4.356)	(3.211)
Net asset value, end of period	$114.14	$108.80	$102.31	$105.26	$104.18	$103.71
Total ReturnB,C	6.41%	9.87%	(.01)%	4.46%	4.70%	.18%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.85%G	3.16%	3.09%	2.75%	3.00%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,414,502	$6,014,480	$5,269,137	$5,605,082	$4,865,507	$4,611,536
Portfolio turnover rateH	174%G	146%	92%	110%	162%	248%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$462,746,377
Gross unrealized depreciation	(61,241,636)
Net unrealized appreciation (depreciation)	$401,504,741
Tax cost	$6,496,666,412

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(11,306,800)
Total capital loss carryforward	$(11,306,800)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	2,958,365,022	2,073,876,369

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,158.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.5%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	23.5%
VIP Investment Grade Bond Portfolio	70.5%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.0018%	$1,000.00	$1,064.10	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIGC-SANN-0820
1.831205.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020